UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
September 30, 2011 (Unaudited)
Schedule of Investments
INDIA (100% of holdings)
COMMON STOCKS (100.00% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India	100.00%
	Beverages — Alcoholic	0.57%
2,320,710	Radico Khaitan, Ltd.		$8,093,931	$5,880,554

			8,093,931	5,880,554

	Building & Construction	0.95%
1,615,675	Jaiprakash Associates, Ltd.		1,955,467	2,401,657
2,773,346	Sadbhav Engineering, Ltd.		7,626,598	7,474,868

			9,582,065	9,876,525

	Building — Residential / Commercial	0.30%
714,839	Sobha Developers, Ltd.		4,506,151	3,165,872

			4,506,151	3,165,872

	Cement	1.01%
150,368	Grasim Industries, Ltd.		6,660,401	7,195,558
143,429	UltraTech Cement, Ltd.		2,164,131	3,309,337

			8,824,532	10,504,895

	Chemicals	0.53%
85,611	Asian Paints, Ltd.		5,042,890	5,505,325

			5,042,890	5,505,325

	Coal	0.76%
1,163,109	Coal India, Ltd.		7,954,231	7,902,491

			7,954,231	7,902,491

	Computer Software & Programming	13.19%
1,524,393	Infosys, Ltd.		13,589,501	78,866,911
1,888,673	KPIT Cummins Infosystems, Ltd.		1,510,189	5,792,316
3,784,091	Redington (India), Ltd.		5,404,254	7,046,638
2,024,970	Tata Consultancy Services, Ltd.		20,653,103	42,897,527
348,525	Wipro, Ltd.		829,251	2,424,553

			41,986,298	137,027,945

	Consumer Non-Durables	6.62%
1,059,018	Emami, Ltd.		10,220,003	9,147,883
14,760,378	ITC, Ltd.		33,129,861	59,629,215

			43,349,864	68,777,098

	Consumer Products	1.93%
790,296	Godrej Consumer Products, Ltd.		7,599,207	6,465,985
1,930,356	HSIL, Ltd.		6,398,210	7,276,033
1,480,840	Titan Industries, Ltd.		4,025,867	6,311,901

			18,023,284	20,053,919

THE INDIA FUND, Inc.
September 30, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Diversified Financial Services	1.92%
1,473,052	Indiabulls Financial Service, Ltd.		$5,326,109	$4,726,700
1,213,690	Shriram Transport Finance Co., Ltd.		15,394,191	15,175,152

			20,720,300	19,901,852

	Diversified Operations	0.29%
6,019,729	Rei Agro, Ltd.		2,518,175	3,066,712

			2,518,175	3,066,712

	E-Services & Consulting	1.24%
2,203,489	Core Education & Technologies, Ltd.		13,820,543	12,910,488

			13,820,543	12,910,488

	Electric — Integrated	0.52%
958,502	CESC, Ltd.		6,373,311	5,414,386

			6,373,311	5,414,386

	Electric — Transmission	0.59%
3,034,741	Power Grid Corp. of India, Ltd.		6,554,550	6,091,170

			6,554,550	6,091,170

	Electronics & Electrical Equipment	0.90%
125,143	Bharat Heavy Electricals, Ltd.		1,175,345	4,183,315
695,544	Havells India, Ltd.		6,317,178	5,156,754

			7,492,523	9,340,069

	Engineering	0.71%
189,336	Larsen & Toubro, Ltd.		3,051,106	5,250,764
237,758	Thermax, Ltd.		134,516	2,142,613

			3,185,622	7,393,377

	Finance	21.91%
2,104,640	Allahabad Bank, Ltd.		10,885,940	6,779,111
415,095	Axis Bank, Ltd.		4,482,538	8,657,454
635,592	Bank of Baroda		3,155,138	9,913,159
3,764,589	Development Credit Bank, Ltd.+		4,560,260	3,347,582
1,200,980	Federal Bank, Ltd.		7,983,732	9,000,913
6,053,180	HDFC Bank, Ltd.		30,682,677	57,750,860
98,750	HDFC Bank, Ltd. ADR		3,037,421	2,878,562
2,935,243	Housing Development Finance Corp., Ltd.		5,987,360	38,312,488
2,313,918	ICICI Bank, Ltd.		23,894,292	41,357,593
1,006,691	IndusInd Bank, Ltd.		5,870,199	5,391,629
2,786,331	Muthoot Finance, Ltd.+		11,443,441	9,364,575
157,008	Punjab National Bank		1,362,401	3,036,770
569,956	State Bank of India		4,339,853	22,240,795
22,550	State Bank of India GDR		257,070	1,905,475
1,377,384	Yes Bank, Ltd.		8,830,418	7,663,852

			126,772,740	227,600,818

THE INDIA FUND, Inc.
September 30, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Household Appliances	0.41%
80,090	TTK Prestige, Ltd.		$2,878,866	$4,226,086

			2,878,866	4,226,086

	Investment Companies	0.90%
639,898	Bajaj Holdings and Investment, Ltd.		9,724,624	9,389,744

			9,724,624	9,389,744

	Media	0.44%
928,540	Eros International Media, Ltd.+		3,424,665	4,555,012

			3,424,665	4,555,012

	Media — Conglomerates	1.00%
537,964	UTV Software Communications, Ltd.+		6,351,443	10,392,948

			6,351,443	10,392,948

	Metal — Diversified	0.95%
2,460,176	Hindustan Zinc, Ltd.		2,778,467	5,975,251
1,667,065	Sterlite Industries (India), Ltd.		2,495,955	3,875,352

			5,274,422	9,850,603

	Miscellaneous Manufactures	0.98%
553,811	V.I.P. Industries, Ltd.		8,220,847	10,195,889

			8,220,847	10,195,889

	Motorcycle/Motor Scooter	2.74%
909,337	Bajaj Auto, Ltd.		16,210,480	28,488,846

			16,210,480	28,488,846

	Oil & Gas	1.65%
793,451	Essar Oil, Ltd.+		2,391,962	1,305,002
1,086,467	Gujarat State Petronet, Ltd.		2,519,584	2,327,114
1,835,060	Mangalore Refinery & Petrochemicals, Ltd.		3,013,144	2,328,718
406,261	Oil India, Ltd.		11,861,156	11,157,557

			19,785,846	17,118,391

	Petroleum Related	14.22%
1,038,935	Cairn India, Ltd.+		3,573,790	5,787,064
1,763,765	GAIL India, Ltd.		12,259,506	14,799,780
1,699,081	Hindustan Petroleum Corp., Ltd.		14,087,055	12,676,758
3,965,332	Oil and Natural Gas Corp., Ltd.		12,832,735	21,512,786
1,349,994	Petronet LNG, Ltd.		3,375,158	4,391,098
5,364,126	Reliance Industries, Ltd.		27,301,266	88,531,354

			73,429,510	147,698,840

	Pharmaceuticals	7.05%
1,163,214	Cadila Healthcare, Ltd.		14,879,202	17,932,140
796,044	Dr. Reddy’s Laboratories, Ltd.		20,911,150	23,974,781

THE INDIA FUND, INC.
September 30, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Pharmaceuticals (continued)
74,200	Dr. Reddy’s Laboratories, Ltd. ADR		$1,444,757	$2,211,160
1,230,031	Glenmark Pharmaceuticals, Ltd.		7,054,034	8,082,164
1,576,469	Lupin, Ltd.		4,907,595	15,223,911
622,497	Sun Pharmaceutical Industries, Ltd.		6,661,786	5,868,440

			55,858,524	73,292,596

	Publishing	0.46%
2,119,429	Jagran Prakashan, Ltd.		3,707,334	4,760,331

			3,707,334	4,760,331

	Real Estate Operation / Development	0.99%
1	Agre Developers, Ltd.+		4	1
1,692,971	DLF, Ltd.		9,009,613	7,558,307
1,471,425	Prestige Estates Projects, Ltd.		5,910,741	2,740,050

			14,920,358	10,298,358

	Retail — Jewelry	1.21%
1,777,800	Gitanjali Gems, Ltd.		11,600,057	12,594,338

			11,600,057	12,594,338

	Retail — Major Department Stores	0.35%
896,183	Pantaloon Retail India, Ltd.		7,650,817	3,614,010

			7,650,817	3,614,010

	Rubber	0.71%
2,360,480	Jain Irrigation Systems, Ltd.		9,601,750	7,354,962

			9,601,750	7,354,962

	Shipbuilding	1.62%
1,264,428	ABG Shipyard, Ltd.		10,647,932	10,159,314
1,988,638	Mundra Port and Special Economic Zone, Ltd.		6,823,328	6,669,399

			17,471,260	16,828,713

	Steel	0.97%
853,534	Jindal Steel & Power, Ltd.		1,725,661	8,749,704
113,701	JSW Steel, Ltd.		1,254,454	1,372,770

			2,980,115	10,122,474

	Telecommunications	2.89%
3,891,117	Bharti Airtel, Ltd.		20,967,023	30,040,456

			20,967,023	30,040,456

	Televisions	0.72%
1,206,480	Network 18 Media & Investment, Ltd.+		4,006,408	1,944,902
1,161,654	Sun TV Network, Ltd.		10,307,669	5,507,628

			14,314,077	7,452,530

The India Fund, Inc.
September 30, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Textiles	0.73%
11,030,410	Alok Industries, Ltd.		$6,538,786	$4,121,623
4,036,904	S. Kumars Nationwide, Ltd.		5,557,714	3,461,970

			12,096,500	7,583,593

	Travel Services	0.25%
2,759,945	Thomas Cook (India), Ltd.		4,004,533	2,595,109

			4,004,533	2,595,109

	Vehicle Components	1.60%
6,753,663	Apollo Tyres, Ltd.		6,799,747	7,625,882
939,233	Cummins India, Ltd.		5,342,834	7,958,792
674,212	JK Tyre & Industries, Ltd.		1,667,410	1,025,601

			13,809,991	16,610,275

	Vehicles	3.22%
768,448	Mahindra & Mahindra, Ltd.		4,734,326	12,592,505
5,015,245	Tata Motors, Ltd.		16,709,450	15,985,294
2,706,500	Tata Motors, Ltd. — A		5,207,439	4,857,608

			26,651,215	33,435,407

	TOTAL INDIA		695,735,267	1,038,913,007

	TOTAL COMMON STOCKS		695,735,267	1,038,913,007

	TOTAL INVESTMENTS	100.00%	$695,735,267	$1,038,913,007

Footnotes and Abbreviations
ADR — American Depository Receipt
GDR — Global Depository Receipt
+ Non income producing.
As of June 30, 2011, the aggregate cost for federal income tax purposes was $779,862,930.

Excess of value over tax cost	$597,296,299
Excess of tax cost over value	(23,756,817)

$573,539,482

These temporary differences in book and tax cost were due to wash sale loss deferrals.

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2011, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	September 30, 2011	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Total Common Stocks	$1,038,913,007	$1,038,913,007	$0	$0

Total*	$1,038,913,007	$1,038,913,007	$0	$0

*	See Schedule of Investments for identification of securities by security type and industry classification.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Debt
Securities
Pharmaceuticals
Balance, as of December 31, 2010	$0
Realized gain (loss)	465,618
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(465,618)
Net transfers in/out of Level 3	0

Balance, as of September 30, 2011	$0

Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At September 30, 2011, the Fund held no derivative instruments.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President (principal executive officer)

Date	November 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President (principal executive officer)

Date	November 7, 2011

By (Signature and Title)*	/s/ Joseph M. Malangoni Joseph M. Malangoni, Treasurer and Vice President (principal financial officer)

Date	November 7, 2011

*	Print the name and title of each signing officer under his or her signature.